Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Subsequent Events

Note 7 – Subsequent Events

On August 14, 2023, Simplify entered into a letter of intent with The Arena Group Holdings, Inc. (“The Arena Group”) to acquire common shares that would equal approximately 65% ownership of The Arena Group. As part of the consideration of the transaction, Bridge Media would be contributed to The Arena Group. Simplify and The Arena Group are currently working through certain conditions under the letter of intent to finalize the proposed transaction.

On November 5, 2023, Simplify and The Arena Group entered into a business combination agreement in connection with the letter of intent as described in the above paragraph. As part of the terms of the agreement, the Company will merge with The Arena Group and Simplify will receive approximately 58% of The Arena Group common stock as consideration.

The Company has evaluated events and transactions occurring subsequent to September 30, 2023 through February 9, 2024, the date the financial statements were available to be issued. As of the date of the issued financial statements, except for the events described above, there were no other subsequent events that have been identified that would require adjustment of, or disclosure in, the accompanying financial statements.

Note 7 – Subsequent Events

On February 21, 2023, the Company entered into a revolving promissory note with its parent company, Simplify, that bears interest at 6%. The revolving promissory note matures on January 12, 2027. On October 1, 2023, the Company entered into a debt contribution agreement with Simplify to convert the outstanding debt and related accrued interest of the revolving promissory note to an equity contribution. The total balance of the debt and accrued interest that was converted to a contribution was $26.8 million.

On September 30, 2023, the Company entered into a redemption agreement with the minority interest holder to redeem all of its shares for consideration of $250 thousand.

On August 14, 2023, Simplify entered into a letter of intent with The Arena Group Holdings, Inc. (“The Arena Group”) to acquire common shares that would equal approximately 65% ownership of The Arena Group. As part of the consideration of the transaction, Bridge Media would be contributed to The Arena Group. Simplify and The Arena Group are currently working through certain conditions under the letter of intent to finalize the proposed transaction.

On November 5, 2023, Simplify and The Arena Group entered into a business combination agreement in connection with the letter of intent as described in the above paragraph. As part of the terms of the agreement, the Company will merge with The Arena Group and Simplify will receive approximately 58% of The Arena Group common stock as consideration.

The Company has evaluated events and transactions occurring subsequent to December 31, 2022 through February 9, 2024, the date the financial statements were available to be issued. As of the date of the issued financial statements, except for the events described above, there were no other subsequent events that have been identified that would require adjustment of, or disclosure in, the accompanying financial statements.

The Arena Group Holdings Inc [Member]
Subsequent Events

20. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these condensed consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the condensed consolidated financial statements.

Business Combination

On November 5, 2023, the Company signed a definitive business combination agreement (the “BCA”) to combine its operations with those of Bridge Media Networks, LLC (“Bridge Media Networks” or “Bridge Media”) a wholly owned subsidiary of Simplify Inventions, LLC (“Simplify”). The transactions contemplated by the BCA are subject to customary conditions, including the approval by the Company’s shareholders and certain regulatory approvals. Key components of the BCA and related transactions include: (i) a restructure of the Company’s balance sheet and pay down of approximately $20,000 of the 2022 Bridge Notes and $6,000 of the 2023 Notes and the extension of the maturity date of its remaining Notes for a period of three years at an interest rate of 10.0%; (ii) a cash investment of approximately $50,000, comprised of a $25,000 purchase of common stock and a $25,000 investment in newly created Series L preferred stock with a 10.0% non-cash paid-in-kind (PIK) dividend; (iii) an advertising commitment of approximately $60,000 to be spent $12,000 annually for five (5) years from a group of consumer brands also owned by Simplify; and (iv) a business combination resulting in the Company owning and operating Bridge Media Networks’ two 24-hour networks, NEWSnet and Sports News Highlights, as well as the automotive and travel properties Driven and TravelHost (these components collectively defined as the “Business Combination”). The Business Combination will result in Simplify and related entities holding approximately 65.0% upon consummation of the transaction of the fully diluted common stock of a newly formed company (“New Arena”) to effectuate the Business Combination.

In addition, at the closing of the Business Combination, New Arena will enter into a stock purchase agreement with Simplify or one of its affiliates (the “Simplify SPA Party”), pursuant to which the Simplify SPA Party will agree to purchase such number of shares of New Arena common stock having an aggregate value of $20,000 in one or more private placements at New Arena’s option for one-year from the closing date of the Business Combination. Pursuant to the stock purchase agreement, at closing of the Business Combination, 60,000 shares of New Arena’s common stock will be issued as payment of a 1.5% commitment fee.

Compensation Plans

From October 1, 2023 through the date these condensed consolidated financial statements were issued, the Company granted options for shares of the Company’s common stock totaling 8,295, all of which remain outstanding.

Amendment to Note Purchase Agreement

On December 1, 2023, the Company entered into Amendment No. 2 (the “NPA Amendment”) to the Note Purchase Agreement. Prior to the NPA Amendment, the Note Purchase Agreement provided that failure by the Company to repay $28.0 million in aggregate principal amount of the notes outstanding under the Note Purchase Agreement or failure by the Company to consummate the Business Combination by December 31, 2023 (the “EOD Date”) would constitute an Event of Default thereunder. The NPA Amendment extended the EOD Date to April 30, 2024.

Note and Equity Purchase

On December 1, 2023, Renew Group Private Limited (“Renew”), an affiliate of Simplify, entered into a Securities Purchase and Assignment Agreement (the “Securities Purchase and Assignment Agreement”) with BRF and the parties to the Note Purchase Agreement, pursuant to which BRF agreed to sell to Renew all of BRF’s interests pursuant to the Note Purchase Agreement (including BRF’s right, title and interest in the Notes, the collateral described in the Note Purchase Agreement and the proceeds of such collateral) and Renew agreed to purchase such interests and to assume all obligations of BRF pursuant to the Note Purchase Agreement. In connection with the Securities Purchase and Assignment Agreement, the Company and Simplify also entered into a Waiver of Liquidated Damages and Release of Claims, dated December 1, 2023, pursuant to which B. Riley Principal Investments, LLC irrevocably and unconditionally relinquished any claims to liquidated damages (or any accrued interest due thereon) that the Company had previously agreed to pay to certain purchasers of the Company’s equity securities pursuant to certain registration rights agreements and securities purchase agreements due to the Company’s failure to register shares of the Company’s common stock and timely file periodic reports as required by those agreements. Also on December 1, 2023, certain affiliates of the Company and certain other stockholders sold an aggregate 10,512,236 shares of the Company’s common stock to Simplify for an aggregate purchase price of $30.5 million. (together with the Securities Purchase and Assignment Agreement, the “Simplify Purchase Transactions”).

Director Resignations and Appointments

Effective December 1, 2023, Todd Sims and Daniel Shribman resigned from the Board and, upon the recommendation of a majority of the independent directors of the Board, the Board appointed each of Cavitt Randall and Christopher Fowler to fill the vacancies created by Mr. Sims and Mr. Shribman, effective upon the closing of the Simplify Purchase Transactions. Each of Mr. Fowler and Mr. Randall will serve as a director until the Company’s next annual stockholders’ meeting, and until his successor is elected and qualified or until his earlier death, resignation or removal.

Officer Terminations and Interim Chief Executive Officer Appointment

On December 5, 2023, the Company terminated the employment of each of Henry Robertson Barrett and Andrew Kraft, the Company’s President, Media and President, Operations, respectively. The terminations were effective immediately. Further, on December 11, 2023, the Board terminated the employment of Ross Levinsohn, the Company’s Chief Executive Officer, effective immediately. On December 11, 2023, the Board appointed Manoj Bhargava as the Company’s Interim Chief Executive Officer, effective immediately.

Payment Defaults

On December 29, 2023, the Company failed to make the interest payment due on the Notes held by Renew in the amount of approximately $2,797, which created an event of default under the Notes. The outstanding principal on the Notes was approximately $110,691 as of December 31, 2023 (“Renew Default”). The Company is currently in discussions with Renew to restructure and/or amend the Notes. To allow for these negotiations, on January 5, 2024, Renew agreed in writing to a forbearance period through March 29, 2024, subject to the Company retaining a third-party financial restructuring firm acceptable to Renew.

On January 2, 2024, the Company failed to make a quarterly payment due to ABG under the Licensing Agreement of approximately $3,750 (“ABG Default”). ABG is the Company’s licensor for the Sports Illustrated and SI Swim brands. Pursuant to the Licensing Agreement, ABG has the right to terminate the agreement based on a failure to make payments when due. On January 3, 2024, the Company received a notice of breach from ABG notifying it of ABG’s intent to exercise its right of termination. On January 18, 2024, ABG notified the Company of its intention to terminate the Licensing Agreement, effective immediately, in accordance with its rights under the Licensing Agreement. Upon such termination, a fee of $45 million became immediately due and payable by the Company to ABG pursuant to the terms and conditions of the Licensing Agreement. In addition, upon termination of the Licensing Agreement, any outstanding and unvested ABG Warrants became immediately vested and exercisable. We are engaging in continuing discussions with ABG regarding the Licensing Agreement. As part of those discussions, the Company expects to enter into a letter agreement with ABG (the “ABG Letter Agreement”) pursuant to which the Company will continue to operate the business that supports the Sports Illustrated brands until such time that ABG provides written notice of its desire to transfer the license to another party. As consideration for supporting the Sports Illustrated licenses and assuming the businesses' costs and the risk of economic losses associated with those brands, the Company expects ABG will forgo the $45 million fee due upon termination of the Licensing Agreement, as well as any licensing fees due post-December 31, 2023, subject to certain conditions, including requiring the Company to operate the businesses supporting the Sports Illustrated licenses in a manner consistent with its historic quality standards. While the Company anticipates that it will enter into the ABG Letter Agreement with ABG in the near future, there can be no assurance that such an agreement will be completed, in which case the Company will continue to operate the businesses supporting the Sports Illustrated licenses.

The Renew Default and the ABG Default created an event of cross-default with SLR. The principal amount due under the credit facility with SLR was approximately $19,609 as of December 31, 2023. The Company is currently in discussion with SLR.

Business Transition

On January 4, 2024, the Board engaged FTI Consulting Inc., (“FTI”), a global business advisory firm, to assist the Company with its turnaround plans and to identify an expedited path to sustainable positive cash flow and earnings to fund the Company’s financial obligations and to enhance shareholder value (the “FTI Engagement”). The FTI Engagement was finalized on January 5, 2024 and included the appointment of Jason Frankl, a senior managing director with FTI, as the Company’s Chief Business Transformation Officer. Mr. Frankl is in the process of assessing the Company to determine and execute a turnaround plan.

On January 18, 2024, the Company announced a plan (the “Plan”) to manage its operating expenses by implementing a reduction of approximately one-third of its current workforce. The Plan is intended to reduce the Company’s operating expenses in response to challenging macroeconomic conditions and the termination of the Licensing Agreement described above. In connection with these actions, the Company estimates that it will incur approximately $5 million to $7 million in total restructuring charges, the substantial majority of which are future cash-based expenditures and substantially all of which are related to, employee severance and other termination benefits. The Company expects to execute the Plan and recognize substantially all of these charges in the first half of 2024.

On January 19, 2024, Ross Levinsohn tendered his resignation as a member of the Board. Mr. Levinsohn’s resignation was accepted by the Company January 19, 2024. Also on January 19, 2024, the Board appointed Jason Frankl as Interim President of the Company and appointed Cavitt Randall as Chairman of the Board.

29. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the consolidated financial statements.

Liquidated Damages

On February 8, 2023, the Company entered into a stock purchase agreement with an investor, where the Company was liable to for liquidated damages, pursuant to which the Company issued 47,252 shares of its common stock at a price equal to $10.56 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investor in lieu of an aggregate of $499 owed in liquidated damages as of the conversion date.

Common Stock Options

From January 2023 through the date these consolidated financial statements were issued, the Company granted common stock options and restricted stock units totaling 147,696 shares of the Company’s common stock, all of which remain outstanding as of the date these consolidated financial statements were issued, to acquire shares of the Company’s common stock to officers, directors, employees and consultants.

Acquisition

On January 11, 2023, the Company entered into an asset purchase agreement with Teneology, Inc., pursuant to which it acquired certain assets (consisting of the RoadFood media business, including digital and television assets; the Moveable Feast media business, including digital and television assets; the Fexy-branded content studio business; and the MonkeySee YouTube Channel media business), for a purchase price of $2,956. The purchase price consisted of the following: (1) $500 cash paid at closing; (2) $75 cash payments due in three equal installments of $25 on March 1, 2023, April 1, 2023 and May 1, 2023; (3) $200 deferred cash payment due on the first anniversary of the closing date, subject to certain indemnity provisions; and (4) the issuance of 274,692 shares of the Company’s common stock, subject to certain lock-up provisions, on the closing date with a fair value of $2,181 (fair value was determined based on the Company’s common stock trading price of $7.94 per share on the closing date). The number of shares of the Company’s common stock issued was determined based on a $2,225 value using the common stock trading price on the day immediately preceding the January 11, 2023 closing date.